UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-08459

        Credit Suisse International Focus Fund, Inc.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC
        466 Lexington Avenue, New York, New York 10017
(Address of principal executive offices) (Zip code)

J. Kevin Gao, Esq.
        466 Lexington Avenue, New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:         212-875-3500

Date of fiscal year-end:            October 31st

Date of reporting period:          May 1, 2005 to July 31, 2005

Item 1. Schedule of Investments

Credit Suisse International Focus Fund
Schedule of Investments
July 31, 2005 (unaudited)

	Number of
	Shares	Value

COMMON STOCKS (96.9%)
Argentina (3.2%)
Oil & Gas (3.2%)
Repsol YPF SA§	272,938	$7,636,214

TOTAL ARGENTINA		7,636,214

Belgium (1.5%)
Beverages (1.5%)
InBev NV	98,830	3,678,555

TOTAL BELGIUM		3,678,555

Canada (1.1%)
Diversified Telecommunication Services (1.1%)
Rogers Communications, Inc. Class B	68,800	2,539,418

TOTAL CANADA		2,539,418

Denmark (0.8%)
Pharmaceuticals (0.8%)
Novo Nordisk AS Series B	34,950	1,809,039

TOTAL DENMARK		1,809,039

France (14.3%)
Banks (2.4%)
Societe Generale§	51,800	5,663,536

Diversified Telecommunication Services (2.5%)
France Telecom SA*§	193,589	5,983,151

Insurance (2.3%)
Axa§	201,465	5,508,622

Media (2.2%)
Lagardere S.C.A.§	71,578	5,172,359

Oil & Gas (2.4%)
Gaz de France*	37,430	1,231,175
Total SA§	18,444	4,620,693

		5,851,868

Textiles & Apparel (2.5%)
LVMH Moet Hennessy Louis Vuitton SA§	73,200	6,079,527

TOTAL FRANCE		34,259,063

Germany (5.4%)
Aerospace & Defense (0.6%)
MTU Aero Engines Holding AG*	46,647	1,467,489

Auto Components (1.4%)
Continental AG	42,475	3,294,243

Banks (1.0%)
Bayerische Hypo-und Vereinsbank AG*	90,165	2,370,810

Electric Utilities (2.4%)
E.ON AG*§	63,200	5,857,591

TOTAL GERMANY		12,990,133

	Number of
	Shares	Value

COMMON STOCKS
Hong Kong (3.5%)
Diversified Telecommunication Services (1.3%)
China Netcom Group Corp. ADR§	97,250	$2,992,383

Real Estate (2.2%)
Sun Hung Kai Properties, Ltd.	516,000	5,313,901

TOTAL HONG KONG		8,306,284

Hungary (1.2%)
Banks (1.2%)
OTP Bank Rt.	77,175	2,902,363

TOTAL HUNGARY		2,902,363

Italy (5.1%)
Banks (1.9%)
SanPaolo IMI SpA*§	309,495	4,479,908

Oil & Gas (3.2%)
Eni SpA§	274,990	7,804,867

TOTAL ITALY		12,284,775

Japan (20.1%)
Auto Components (1.1%)
Bridgestone Corp.	137,000	2,679,740

Banks (1.9%)
Bank of Yokohama, Ltd.	806,000	4,565,778

Chemicals (3.8%)
Kuraray Company, Ltd.	535,500	4,807,325
Shin-Etsu Chemical Company, Ltd.	109,300	4,144,530

		8,951,855

Diversified Financials (2.9%)
Nikko Cordial Corp.	553,000	2,367,945
ORIX Corp.	31,400	4,650,587

		7,018,532

Electronic Equipment & Instruments (1.1%)
Omron Corp.	127,100	2,714,449

Household Products (0.9%)
Uni-Charm Corp.	55,500	2,143,958

Machinery (3.4%)
Komatsu, Ltd.	513,000	4,830,318
THK Company, Ltd.§	150,500	3,333,086

		8,163,404

Specialty Retail (2.3%)
Yamada Denki Company, Ltd.§	95,900	5,418,819

Trading Companies & Distributors (2.7%)
Mitsubishi Corp.§	459,000	6,551,665

TOTAL JAPAN		48,208,200

	Number of
	Shares	Value

COMMON STOCKS
Netherlands (6.5%)
Air Freight & Couriers (1.7%)
TPG NV§	153,640	$3,905,192

Banks (2.4%)
ABN AMRO Holding NV§	232,690	5,801,686

Food Products (2.4%)
Royal Numico NV*	136,880	5,781,956

TOTAL NETHERLANDS		15,488,834

Singapore (1.6%)
Banks (1.6%)
United Overseas Bank, Ltd.§	420,556	3,822,649

TOTAL SINGAPORE		3,822,649

South Korea (1.0%)
Machinery (1.0%)
Samsung Heavy Industries Company, Ltd.	220,890	2,513,251

TOTAL SOUTH KOREA		2,513,251

Sweden (2.9%)
Communications Equipment (1.2%)
Telefonaktiebolaget LM Ericsson§	836,600	2,867,313

Machinery (1.7%)
Sandvik AB§	100,280	4,007,632

TOTAL SWEDEN		6,874,945

Switzerland (5.1%)
Banks (2.3%)
UBS AG§	66,405	5,454,937

Insurance (1.0%)
Swiss Re*	38,335	2,444,143

Pharmaceuticals (1.8%)
Novartis AG	90,987	4,436,977

TOTAL SWITZERLAND		12,336,057

Taiwan (4.0%)
Metals & Mining (0.8%)
China Steel Corp.	2,382,450	1,984,849

Semiconductor Equipment & Products (3.2%)
MediaTek, Inc.	146,000	1,534,912
Taiwan Semiconductor Manufacturing Company, Ltd.	1,888,955	3,143,520
United Microelectronics Corp. ADR§	779,000	2,999,150

		7,677,582

TOTAL TAIWAN		9,662,431

	Number of
	Shares	Value

COMMON STOCKS
United Kingdom (19.6%)
Banks (4.5%)
Barclays PLC	242,740	$2,378,205
HSBC Holdings PLC	371,800	6,028,706
Royal Bank of Scotland Group PLC	79,445	2,364,099

		10,771,010

Beverages (0.8%)
SABMiller PLC	104,150	1,818,710

Commercial Services & Supplies (1.5%)
Hays PLC	1,557,035	3,500,538

Diversified Telecommunication Services (0.8%)
Cable & Wireless PLC	691,800	1,938,041

Metals & Mining (1.1%)
BHP Billiton PLC	178,035	2,533,913

Oil & Gas (2.3%)
BP PLC	499,143	5,499,165

Pharmaceuticals (3.8%)
AstraZeneca PLC	109,825	4,971,613
GlaxoSmithKline PLC	179,130	4,219,542

		9,191,155

Specialty Retail (0.9%)
Kingfisher PLC	470,155	2,127,395

Tobacco (1.9%)
Imperial Tobacco Group PLC	178,225	4,591,119

Wireless Telecommunication Services (2.0%)
Vodafone Group PLC	1,905,050	4,915,334

TOTAL UNITED KINGDOM		46,886,380

TOTAL COMMON STOCKS (Cost $184,123,439)		232,198,591

PREFERRED STOCK (1.0%)
Brazil (1.0%)
Diversified Telecommunication Services (1.0%)
Telemar Norte Leste SA Class A (Cost $2,547,228)	109,480	2,472,572

SHORT-TERM INVESTMENTS (30.2%)
State Street Navigator Prime Fund§§	69,776,091	69,776,091

	Par
	(000)

State Street Bank and Trust Co. Euro Time Deposit, 2.350%, 8/01/05	$2,624	2,624,000

Value

TOTAL SHORT-TERM INVESTMENTS (Cost $72,400,091)	$72,400,091

TOTAL INVESTMENTS AT VALUE (128.1%) (Cost $259,070,758)	307,071,254
LIABILITIES IN EXCESS OF OTHER ASSETS (-28.1%)	(67,298,030)

NET ASSETS (100.0%)	$239,773,224

INVESTMENT ABBREVIATION
ADR = American Depositary Receipt

* Non-income producing security.
§ Security or portion thereof is out on loan.
§§ Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The Fund’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.

Federal Income Tax Cost – At July 31, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $259,070,758, $50,528,320, $(2,527,824) and $48,000,496 respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2. Controls and Procedures.

    (a)  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

    (b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

  The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

        Credit Suisse International Focus Fund, Inc.

/s/ Steven Plump
Name: Steven Plump
Title: Chief Executive Officer
Date:  September 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven Plump
Name: Steven Plump
Title: Chief Executive Officer
Date:  September 29, 2005

/s/ Michael A. Pignataro
Name: Michael A. Pignataro
Title: Chief Financial Officer
Date:  September 29, 2005